Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: November 9, 2022

Payment Date	11/15/2022
Collection Period Start	10/1/2022
Collection Period End	10/31/2022
Interest Period Start	10/17/2022
Interest Period End	11/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$—	$—	$—	—	Nov-23
Class A-4 Notes	$103,496,905.06	$11,441,775.32	$92,055,129.74	0.738687	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$146,406,905.06	$11,441,775.32	$134,965,129.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$151,829,846.19	$140,150,987.13	0.112121
YSOC Amount	$2,359,106.08	$2,122,022.34
Adjusted Pool Balance	$149,470,740.11	$138,028,964.79
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$—	2.51000%	30/360	$—
Class A-4 Notes	$103,496,905.06	2.56000%	30/360	$220,793.40
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$146,406,905.06			$326,025.06

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$151,829,846.19	$140,150,987.13
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$149,470,740.11	$138,028,964.79
Number of Receivable Outstanding	24,109	23,412
Weight Average Contract Rate	4.54%	4.55%
Weighted Average Remaining Term (months)	21	20

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$564,802.29
Principal Collections	$11,640,106.58
Liquidation Proceeds	$59,990.98
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$12,264,899.85
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$12,264,899.85

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$126,524.87	$126,524.87	$—	$—	$12,138,374.98
Interest - Class A-1 Notes	$—	$—	$—	$—	$12,138,374.98
Interest - Class A-2 Notes	$—	$—	$—	$—	$12,138,374.98
Interest - Class A-3 Notes	$—	$—	$—	$—	$12,138,374.98
Interest - Class A-4 Notes	$220,793.40	$220,793.40	$—	$—	$11,917,581.58
First Allocation of Principal	$—	$—	$—	$—	$11,917,581.58
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$11,875,284.58
Second Allocation of Principal	$—	$—	$—	$—	$11,875,284.58
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$11,845,043.25
Third Allocation of Principal	$—	$—	$—	$—	$11,845,043.25
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$11,812,349.92
Fourth Allocation of Principal	$8,377,940.27	$8,377,940.27	$—	$—	$3,434,409.65
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,434,409.65
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$370,574.60
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$370,574.60
Remaining Funds to Certificates	$370,574.60	$370,574.60	$—	$—	$—
Total	$12,264,899.85	$12,264,899.85	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$2,359,106.08
Increase/(Decrease)	$(237,083.74)
Ending YSOC Amount	$2,122,022.34

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$149,470,740.11	$138,028,964.79
Note Balance	$146,406,905.06	$134,965,129.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	6	$38,752.48
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	81	$59,990.98
Monthly Net Losses (Liquidation Proceeds)			$(21,238.50)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.02)%
Second Preceding Collection Period			(0.24)%
Preceding Collection Period			(0.20)%
Current Collection Period			(0.17)%
Four-Month Average Net Loss Ratio			(0.16)%
Cumulative Net Losses for All Periods			$1,656,319.21
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.42%	76	$588,528.70
60-89 Days Delinquent	0.13%	22	$185,182.43
90-119 Days Delinquent	0.04%	6	$52,196.95
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.59%	104	$825,908.08

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		3	$62,071.95

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		28	$237,379.38
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.15%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.15	0.11%	15	0.06%